John Hancock
Lifestyle Moderate Portfolio

SUMMARY PROSPECTUS 4–30–10

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at www.jhfunds.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 1-888-972-8696 or by sending an e-mail request to info@jhfunds.com. The fund’s prospectus and statement of additional information both dated April 30, 2010, are both incorporated by reference into this Summary Prospectus.

 Class R1: JPLMX            Class R3: JRLMX            Class R4: JSLMX            Class R5: JTLMX

Investment objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	Class R1	Class R3	Class R4	Class R5

	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R4	Class R5

Management fee	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.50	0.50	0.25	0.00

Other expenses	0.46	0.26	0.31	0.24

Service plan fee	0.14	0.15	0.10	0.04

Acquired fund fees and expenses	0.78	0.78	0.78	0.78

Total annual fund operating expenses[1]	1.92	1.73	1.48	1.10

Contractual expense reimbursement[2]	−0.04	0.00	0.00	0.00

Total annual fund operating expenses after expense reimbursements	1.88	1.73	1.48	1.10

1	The Total annual fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (i.e., underlying funds) (each, an Acquired fund). The Total annual fund operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.
2	The adviser has agreed to a contractual expense limit on certain class specific expenses (includes 12b-1, transfer agent, service fees, blue sky, and printing and postage). These limits are as follows: 1.04% for Class R1, 0.94% for Class R3, 0.64% for Class R4 and 0.34% for Class R5. These expense reimbursements shall continue in effect until at least April 30, 2011 and thereafter until terminated by the adviser if the investment adviser determines that they are no longer needed because the fund is benefitting from economies of scale.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5

Shares

1 Year	191	176	151	112

3 Years	599	545	468	350

5 Years	1,033	939	808	606

10 Years	2,240	2,041	1,768	1,340

An Asset Allocation Fund

 John Hancock Lifestyle Moderate Portfolio

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy that, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange-traded funds (ETFs) and may make direct investments in other types of investments. The fund is authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, closed-end funds, partnerships and short selling securities.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

Because this fund has a greater exposure to underlying funds that invest primarily in fixed-income securities than John Hancock Lifestyle Portfolios with greater target allocations to underlying funds that invest primarily in equity securities, fixed-income securities risks are more prevalent than in these other Lifestyle Portfolios.

In addition to fixed-income securities risk, the fund’s other main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 23 of the prospectus.

Risks of investing in the fund of funds

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks of investing in the underlying funds

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Medium and smaller company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers.

Past performance

Calendar year total returns The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund, by showing changes in the fund’s performance from year to year; however, as always, past performance (before and after taxes) does not indicate future results. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/RetirementPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 a.m. and 7:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of broad-based market indexes is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns — Class R3 (%)

2006	2007	2008	2009
9.74	4.61	−24.22	27.43

Best quarter: Q2 ’09, 14.37%

Worst quarter: Q4 ’08, −13.05%

 John Hancock Lifestyle Moderate Portfolio

Average annual total returns (%)	1 Year	Inception

as of 12-31-09		9-18-06	10-17-05

Class R1 before tax	27.35	1.92	—

After tax on distributions	25.73	−0.01	—

After tax on distributions, with sale	17.70	0.54	—

Class R3 before tax	27.43	—	3.23

Class R4 before tax	27.71	—	3.48

Class R5 before tax	28.10	—	3.80

S&P 500 Index[1]	26.46	−2.88	0.59

Barclays Capital U.S. Aggregate Bond Index[1]	5.93	6.18	5.62

40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index (as of closest month end to fund inception date)	14.27	2.59	3.86

1	Previously, the sole index shown was the blended 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index. The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to show the individual returns of broad-based securities market indexes.

Investment management

Investment adviser John Hancock Investment Management Services, LLC
Subadviser MFC Global Investment Management (U.S.A.) Limited
Subadviser consultant Deutsche Investment Management Americas, Inc.

Portfolio management

Bob Boyda
Vice President and Portfolio Manager

Portfolio Manager of the fund since 2010

Steve Medina
Vice President and Portfolio Manager

Portfolio Manager of the fund since 2010

Bruce Speca
Vice President and Portfolio Manager

Portfolio Manager of the fund since 2010

Purchase and sale of fund shares

There are no minimum initial or subsequent investment requirements for Class R1, R3, R4 and R5 shares of the fund. You may redeem shares of the fund on any business day by contacting your Retirement Plan administrator or record keeper.

Taxes

The fund typically declares and pays income dividends quarterly and capital gains, if any, at least annually. The fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case such distributions may be taxable at a later date. Withdrawals from such tax-deferred arrangements may be subject to tax.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment adviser, financial planner or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

© 2010 John Hancock Funds, LLC    97RSP 4-30-10    SEC file number: 811-21779